THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

Lincoln Level Advantage® B Share
Lincoln Level Advantage® Access
Lincoln Level Advantage® Design B Share

Supplement dated February 8, 2022, to the Prospectus

This supplement to your Lincoln Level Advantage® variable and index-linked annuity prospectus describes the addition of new investment options. It is for informational purposes and requires no action on your part. All other provisions of your prospectus not discussed in this supplement remain unchanged.

The following Indexed Accounts will be available to new contractowners beginning February 22, 2022:

1-Year Performance Cap Indexed Account with Protection Level
•	First Trust American Leadership* Cap, 10% Protection
•	First Trust American Leadership Cap, 15% Protection
6-Year Performance Cap Indexed Account with Protection Level
•	First Trust American Leadership Cap, 10% Protection
•	First Trust American Leadership Cap, 20% Protection
3-Year Participation Rate Indexed Account with Protection Level
•	First Trust American Leadership Participation, 10% Protection
1-Year Performance Trigger Rate Indexed Account with Protection Level
•	First Trust American Leadership Performance Trigger, 10% Protection
6-Year Spread Indexed Account with Protection Level
•	First Trust American Leadership Spread, 15% Protection

*The First Trust American Leadership IndexTM (“FTIS Index”) is a product of and owned by FT Indexing Solutions LLC (“FTIS”).  FIRST TRUST® and FIRST TRUST AMERICAN LEADERSHIP INDEXTM are trademarks of First Trust Portfolios L.P. (collectively, with FTIS and their respective affiliates, “First Trust”).  The foregoing index and trademarks have been licensed for use for certain purposes by Licensee in connection with the Product.

The Dow Jones Internet Composite IndexTM (“Dow Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by FTIS and Licensee.  S&P® is a trademark of Standard & Poor’s Financial Service LLC.  DOW JONES® and DOW JONES INTERNET COMPOSITE INDEX are trademarks of Dow Jones Trademark Holdings LLC (“Dow Jones”).  The foregoing trademarks have been licensed for use by SPDJI and have been sublicensed for use for certain purposes by FTIS and Licensee in connection with the FTIS Index and the Product.

The Nasdaq U.S. Rising Dividend Achievers IndexTM and Nasdaq Technology Dividend IndexTM are products of Nasdaq, Inc. (which with its affiliates is referred to as the “Nasdaq”).  NASDAQ®, NASDAQ U.S. RISING DIVIDEND ACHIEVERS INDEX, and NASDAQ TECHNOLOGY DIVIDEND INDEX are trademarks of Nasdaq. The foregoing indices (collectively, the “Nasdaq Indices”) and trademarks have been licensed for use for certain purposes by FTIS and Licensee in connection with the FTIS Index and the Product.

The Nasdaq Riskalyze U.S. Large Cap Select Dividend IndexTM (“Riskalyze Index”) is a product of Riskalyze, Inc. (“Riskalyze”).  RISKALYZE® and NASDAQ RISKALYZE U.S. LARGE CAP SELECT DIVIDEND INDEX are trademarks of Riskalyze.  NASDAQ® is a trademark of Nasdaq, Inc.  The foregoing index and trademarks have been licensed for use for certain purposes by FTIS and Licensee in connection with the FTIS Index and the Product.

The Product is not issued, sponsored, endorsed, sold, recommended, or promoted by First Trust, SPDJI, Dow Jones, Nasdaq, Riskalyze, or their respective affiliates (collectively, the “Companies”).  The Companies have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to the Product.   The Companies make no representation or warranty, express or implied, to the owners of any product based on the FTIS Index, Dow Index, Nasdaq Indices, or Riskalyze Index, or to any member of the public regarding the advisability of investing in securities generally or in products based on the FTIS Index, Dow Index, Nasdaq Indices, or Riskalyze Index particularly, or the ability of the FTIS Index, Dow Index, Nasdaq Indices, or Riskalyze Index to track general stock market performance.  The Companies’ only relationship to Licensee is in the licensing of the certain trademarks, trade names, and service marks and the use of the FTIS Index, Dow lndex, Nasdaq Indices, and Riskalyze Indices, which are determined, composed and calculated without regard to Licensee or the Product.  The Companies have no obligation to take the needs of Licensee, or the owners of the Product, or the sponsors or owners of products based on the FTIS Index, Dow Index, Nasdaq Indices or Riskalyze Index into consideration when determining, composing, or calculating the FTIS Index, Dow lndex, Nasdaq Indices, and Riskalyze Index.  The Companies are not responsible for and have not participated in the determination or calculation of the Product.  There is no assurances from the Companies that products based on the FTIS Index, Dow lndex, Nasdaq Indices, or Riskalyze Index will accurately track index performance or provide positive investment returns.  The Companies are not investment advisors.  Inclusion of a security or financial instrument within an index is not a recommendation by the Companies to buy, sell, or hold such security or financial instrument, nor is it considered to be investment advice.

THE COMPANIES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS, COMPLETENESS, AND/OR UNINTERRUPTED CALCULATION OF THE PRODUCT, FTIS INDEX, DOW INDEX, NASDAQ INDICES, RISKALYZE INDEX, OR ANY DATA INCLUDED THEREIN OR ANY COMMUNICATION WITH RESPECT THERETO, INCLUDING, ORAL, WRITTEN, OR ELECTRONIC COMMUNICATIONS.  THE COMPANIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS IN THE PRODUCT, FTIS INDEX, DOW INDEX, NASDAQ INDICES, OR RISKALYZE INDEX.  THE COMPANIES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY OWNERS OF THE PRODUCT OR OF PRODUCTS BASED ON THE FTIS INDEX, DOW INDEX, NASDAQ INDICES, OR RISKALYZE INDEX, OR BY ANY OTHER PERSON OR ENTITY FROM THE USE OF THE FTIS INDEX, DOW INDEX, NASDAQ INDICES, OR RISKALYZE INDEX, OR ANY DATA INCLUDED THEREIN.  THE COMPANIES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE PRODUCT, FTIS INDEX, DOW INDEX, NASDAQ INDICES, RISKALYZE INDEX, OR ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE COMPANIES BE SUBJECT TO ANY DAMAGES OR HAVE ANY LIABILITY FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES OR LOSSES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME, OR GOODWILL, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE.  THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN LICENSEE AND THE COMPANIES.

INVESTMENTS OF THE INDEXED ACCOUNTS – Indices. Each Indexed Account references an index that determines the performance of its associated Indexed Segments. The index is not a fund and is not available as a direct investment. The new Indexed Accounts listed above are based on the performance of the following securities index. The following description is added to your prospectus:

First Trust American Leadership Index. The First Trust American Leadership Index provides exposure to a selection of U.S. stocks, including companies with a history of paying and raising dividends and others more growth-oriented, representing the largest and most actively traded U.S. stocks in the internet industry. Specifically, the First Trust American Leadership Index provides exposure to U.S. companies driving growth and profitability through internet products and services. The level of the First Trust American Leadership Index incorporates an embedded 0.65% annual fee. The fee is not related to the annuity.

RISK FACTORS – Risks of Investing in the Indexed Account.  The following paragraph is added to the section that lists risks associated with the currently available indices:

First Trust American Leadership Index: In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.

DISTRIBUTION OF THE CONTRACTS – Compensation Paid to Other Parties. The following paragraph is added to this section:

We pay a fee to First Trust Portfolios L.P. (First Trust) for their licensing and educational support in connection with the First Trust American Leadership Index. This fee is an annual fee of 0.195% of the average daily value of the amount invested in the First Trust American Leadership Indexed Accounts. These payments are not charged directly to Contractowners but are paid from our resources.

ADDITIONAL INFORMATION – Information Incorporated by Reference. This section of the prospectus is deleted and replaced with the following section:

Information Incorporated by Reference
Under the Securities Act of 1933, Lincoln Life has filed with the SEC a registration statement on both Form S-3 and Form N-4 (the “Registration Statement”) relating to the Contracts offered by this prospectus. This prospectus is part of the Registration Statement; it does not contain all the information set forth in the Registration Statement. As described below, and elsewhere in this prospectus, certain documents are or will be incorporated by reference into (i.e., made part of) this prospectus. Any statement contained in a document incorporated by reference into this prospectus in the future will be considered to supplement, change, or replace the existing information set forth in the prospectus, as applicable.

Lincoln Life files reports and other information with the SEC, as required under the Securities Exchange Act of 1934 (“the Exchange Act”). Lincoln Life’s annual report on Form 10-K for the year ended December 31, 2020, as well as Lincoln Life’s quarterly reports filed on Form 10-Q, for the periods ending March 31, 2021, June 30, 2021, and September 30, 2021, respectively, are incorporated by reference into this prospectus. Lincoln Life’s annual reports contain information about Lincoln Life, including its consolidated audited financial statements for Lincoln Life’s latest fiscal year. Lincoln Life files its Exchange Act documents and reports (including annual reports on Form 10-K, quarterly reports on Form 10-Q, and current reports on Form 8-K) electronically with the SEC under File No. 000-55871. In addition, all documents subsequently filed by Lincoln Life pursuant to sections 13(a), 13(c), 14 or 15(d) of the Exchange Act prior to the termination of this offering are also incorporated by reference into this prospectus. We are not incorporating by reference, in any case, any documents or information deemed to have been furnished and not filed in accordance with SEC rules.

Please retain this supplement for future reference.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

Lincoln Level Advantage® Advisory
Lincoln Level Advantage® Design Advisory

Supplement dated February 8, 2022, to the Prospectus

This supplement to your Lincoln Level Advantage® variable and index-linked annuity prospectus describes the addition of new investment options. It is for informational purposes and requires no action on your part. All other provisions of your prospectus not discussed in this supplement remain unchanged.

The following Indexed Accounts will be available to new contractowners beginning February 22, 2022:

1-Year Performance Cap Indexed Account with Protection Level
•	First Trust American Leadership* Cap, 10% Protection
•	First Trust American Leadership Cap, 15% Protection
6-Year Performance Cap Indexed Account with Protection Level
•	First Trust American Leadership Cap, 10% Protection
•	First Trust American Leadership Cap, 20% Protection
3-Year Participation Rate Indexed Account with Protection Level
•	First Trust American Leadership Participation, 10% Protection
1-Year Performance Trigger Rate Indexed Account with Protection Level
•	First Trust American Leadership Performance Trigger, 10% Protection

*The First Trust American Leadership IndexTM (“FTIS Index”) is a product of and owned by FT Indexing Solutions LLC (“FTIS”).  FIRST TRUST® and FIRST TRUST AMERICAN LEADERSHIP INDEXTM are trademarks of First Trust Portfolios L.P. (collectively, with FTIS and their respective affiliates, “First Trust”).  The foregoing index and trademarks have been licensed for use for certain purposes by Licensee in connection with the Product.

The Dow Jones Internet Composite IndexTM (“Dow Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by FTIS and Licensee.  S&P® is a trademark of Standard & Poor’s Financial Service LLC.  DOW JONES® and DOW JONES INTERNET COMPOSITE INDEX are trademarks of Dow Jones Trademark Holdings LLC (“Dow Jones”).  The foregoing trademarks have been licensed for use by SPDJI and have been sublicensed for use for certain purposes by FTIS and Licensee in connection with the FTIS Index and the Product.

The Nasdaq U.S. Rising Dividend Achievers IndexTM and Nasdaq Technology Dividend IndexTM are products of Nasdaq, Inc. (which with its affiliates is referred to as the “Nasdaq”).  NASDAQ®, NASDAQ U.S. RISING DIVIDEND ACHIEVERS INDEX, and NASDAQ TECHNOLOGY DIVIDEND INDEX are trademarks of Nasdaq. The foregoing indices (collectively, the “Nasdaq Indices”) and trademarks have been licensed for use for certain purposes by FTIS and Licensee in connection with the FTIS Index and the Product.

The Nasdaq Riskalyze U.S. Large Cap Select Dividend IndexTM (“Riskalyze Index”) is a product of Riskalyze, Inc. (“Riskalyze”).  RISKALYZE® and NASDAQ RISKALYZE U.S. LARGE CAP SELECT DIVIDEND INDEX are trademarks of Riskalyze.  NASDAQ® is a trademark of Nasdaq, Inc.  The foregoing index and trademarks have been licensed for use for certain purposes by FTIS and Licensee in connection with the FTIS Index and the Product.

The Product is not issued, sponsored, endorsed, sold, recommended, or promoted by First Trust, SPDJI, Dow Jones, Nasdaq, Riskalyze, or their respective affiliates (collectively, the “Companies”).  The Companies have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to the Product.   The Companies make no representation or warranty, express or implied, to the owners of any product based on the FTIS Index, Dow Index, Nasdaq Indices, or Riskalyze Index, or to any member of the public regarding the advisability of investing in securities generally or in products based on the FTIS Index, Dow Index, Nasdaq Indices, or Riskalyze Index particularly, or the ability of the FTIS Index, Dow Index, Nasdaq Indices, or Riskalyze Index to track general stock market performance.  The Companies’ only relationship to Licensee is in the licensing of the certain trademarks, trade names, and service marks and the use of the FTIS Index, Dow lndex, Nasdaq Indices, and Riskalyze Indices, which are determined, composed and calculated without regard to Licensee or the Product.  The Companies have no obligation to take the needs of Licensee, or the owners of the Product, or the sponsors or owners of products based on the FTIS Index, Dow Index, Nasdaq Indices or Riskalyze Index into consideration when determining, composing, or calculating the FTIS Index, Dow lndex, Nasdaq Indices, and Riskalyze Index.  The Companies are not responsible for and have not participated in the determination or calculation of the Product.  There is no assurances from the Companies that products based on the FTIS Index, Dow lndex, Nasdaq Indices, or Riskalyze Index will accurately track index performance or provide positive investment returns.  The Companies are not investment advisors.  Inclusion of a security or financial instrument within an index is not a recommendation by the Companies to buy, sell, or hold such security or financial instrument, nor is it considered to be investment advice.

THE COMPANIES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS, COMPLETENESS, AND/OR UNINTERRUPTED CALCULATION OF THE PRODUCT, FTIS INDEX, DOW INDEX, NASDAQ INDICES, RISKALYZE INDEX, OR ANY DATA INCLUDED THEREIN OR ANY COMMUNICATION WITH RESPECT THERETO, INCLUDING, ORAL, WRITTEN, OR ELECTRONIC COMMUNICATIONS.  THE COMPANIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS IN THE PRODUCT, FTIS INDEX, DOW INDEX, NASDAQ INDICES, OR RISKALYZE INDEX.  THE COMPANIES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY OWNERS OF THE PRODUCT OR OF PRODUCTS BASED ON THE FTIS INDEX, DOW INDEX, NASDAQ INDICES, OR RISKALYZE INDEX, OR BY ANY OTHER PERSON OR ENTITY FROM THE USE OF THE FTIS INDEX, DOW INDEX, NASDAQ INDICES, OR RISKALYZE INDEX, OR ANY DATA INCLUDED THEREIN.  THE COMPANIES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE PRODUCT, FTIS INDEX, DOW INDEX, NASDAQ INDICES, RISKALYZE INDEX, OR ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE COMPANIES BE SUBJECT TO ANY DAMAGES OR HAVE ANY LIABILITY FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES OR LOSSES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME, OR GOODWILL, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE.  THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN LICENSEE AND THE COMPANIES.

INVESTMENTS OF THE INDEXED ACCOUNTS – Indices. Each Indexed Account references an index that determines the performance of its associated Indexed Segments. The index is not a fund and is not available as a direct investment. The new Indexed Accounts listed above are based on the performance of the following securities index. The following description is added to your prospectus:

First Trust American Leadership Index. The First Trust American Leadership Index provides exposure to a selection of U.S. stocks, including companies with a history of paying and raising dividends and others more growth-oriented, representing the largest and most actively traded U.S. stocks in the internet industry. Specifically, the First Trust American Leadership Index provides exposure to U.S. companies driving growth and profitability through internet products and services. The level of the First Trust American Leadership Index incorporates an embedded 0.65% annual fee. The fee is not related to the annuity.

RISK FACTORS – Risks of Investing in the Indexed Account. The following paragraph is added to the section that lists risks associated with the currently available indices:

First Trust American Leadership Index: In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.

DISTRIBUTION OF THE CONTRACTS – Compensation Paid to Other Parties. The following paragraph is added to this section:

We pay a fee to First Trust Portfolios L.P. (First Trust) for their licensing and educational support in connection with the First Trust American Leadership Index. This fee is an annual fee of 0.195% of the average daily value of the amount invested in the First Trust American Leadership Indexed Accounts. These payments are not charged directly to Contractowners but are paid from our resources.

ADDITIONAL INFORMATION – Information Incorporated by Reference. This section of the prospectus is deleted and replaced with the following section:

Information Incorporated by Reference
Under the Securities Act of 1933, Lincoln Life has filed with the SEC a registration statement on both Form S-3 and Form N-4 (the “Registration Statement”) relating to the Contracts offered by this prospectus. This prospectus is part of the Registration Statement; it does not contain all the information set forth in the Registration Statement. As described below, and elsewhere in this prospectus, certain documents are or will be incorporated by reference into (i.e., made part of) this prospectus. Any statement contained in a document incorporated by reference into this prospectus in the future will be considered to supplement, change, or replace the existing information set forth in the prospectus, as applicable.

Lincoln Life files reports and other information with the SEC, as required under the Securities Exchange Act of 1934 (“the Exchange Act”). Lincoln Life’s annual report on Form 10-K for the year ended December 31, 2020, as well as Lincoln Life’s quarterly reports filed on Form 10-Q, for the periods ending March 31, 2021, June 30, 2021, and September 30, 2021, respectively, are incorporated by reference into this prospectus. Lincoln Life’s annual reports contain information about Lincoln Life, including its consolidated audited financial statements for Lincoln Life’s latest fiscal year. Lincoln Life files its Exchange Act documents and reports (including annual reports on Form 10-K, quarterly reports on Form 10-Q, and current reports on Form 8-K) electronically with the SEC under File No. 000-55871. In addition, all documents subsequently filed by Lincoln Life pursuant to sections 13(a), 13(c), 14 or 15(d) of the Exchange Act prior to the termination of this offering are also incorporated by reference into this prospectus. We are not incorporating by reference, in any case, any documents or information deemed to have been furnished and not filed in accordance with SEC rules.

Please retain this supplement for future reference.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

Lincoln Level Advantage® Select B Share

Supplement dated February 8, 2022, to the Prospectus

This supplement to your Lincoln Level Advantage® variable and index-linked annuity prospectus describes the addition of new investment options. It is for informational purposes and requires no action on your part. All other provisions of your prospectus not discussed in this supplement remain unchanged.

The following Indexed Accounts will be available to new contractowners beginning February 22, 2022:

1-Year Performance Cap Indexed Account with Protection Level
•	First Trust American Leadership* Cap, 10% Protection
•	First Trust American Leadership Cap, 15% Protection
6-Year Performance Cap Indexed Account with Protection Level
•	First Trust American Leadership Cap, 10% Protection
•	First Trust American Leadership Cap, 20% Protection
1-Year Performance Trigger Rate Indexed Account with Protection Level
•	First Trust American Leadership Performance Trigger, 10% Protection

*The First Trust American Leadership IndexTM (“FTIS Index”) is a product of and owned by FT Indexing Solutions LLC (“FTIS”).  FIRST TRUST® and FIRST TRUST AMERICAN LEADERSHIP INDEXTM are trademarks of First Trust Portfolios L.P. (collectively, with FTIS and their respective affiliates, “First Trust”).  The foregoing index and trademarks have been licensed for use for certain purposes by Licensee in connection with the Product.

The Dow Jones Internet Composite IndexTM (“Dow Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by FTIS and Licensee.  S&P® is a trademark of Standard & Poor’s Financial Service LLC.  DOW JONES® and DOW JONES INTERNET COMPOSITE INDEX are trademarks of Dow Jones Trademark Holdings LLC (“Dow Jones”).  The foregoing trademarks have been licensed for use by SPDJI and have been sublicensed for use for certain purposes by FTIS and Licensee in connection with the FTIS Index and the Product.

The Nasdaq U.S. Rising Dividend Achievers IndexTM and Nasdaq Technology Dividend IndexTM are products of Nasdaq, Inc. (which with its affiliates is referred to as the “Nasdaq”).  NASDAQ®, NASDAQ U.S. RISING DIVIDEND ACHIEVERS INDEX, and NASDAQ TECHNOLOGY DIVIDEND INDEX are trademarks of Nasdaq. The foregoing indices (collectively, the “Nasdaq Indices”) and trademarks have been licensed for use for certain purposes by FTIS and Licensee in connection with the FTIS Index and the Product.

The Nasdaq Riskalyze U.S. Large Cap Select Dividend IndexTM (“Riskalyze Index”) is a product of Riskalyze, Inc. (“Riskalyze”).  RISKALYZE® and NASDAQ RISKALYZE U.S. LARGE CAP SELECT DIVIDEND INDEX are trademarks of Riskalyze.  NASDAQ® is a trademark of Nasdaq, Inc.  The foregoing index and trademarks have been licensed for use for certain purposes by FTIS and Licensee in connection with the FTIS Index and the Product.

The Product is not issued, sponsored, endorsed, sold, recommended, or promoted by First Trust, SPDJI, Dow Jones, Nasdaq, Riskalyze, or their respective affiliates (collectively, the “Companies”).  The Companies have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to the Product.   The Companies make no representation or warranty, express or implied, to the owners of any product based on the FTIS Index, Dow Index, Nasdaq Indices, or Riskalyze Index, or to any member of the public regarding the advisability of investing in securities generally or in products based on the FTIS Index, Dow Index, Nasdaq Indices, or Riskalyze Index particularly, or the ability of the FTIS Index, Dow Index, Nasdaq Indices, or Riskalyze Index to track general stock market performance.  The Companies’ only relationship to Licensee is in the licensing of the certain trademarks, trade names, and service marks and the use of the FTIS Index, Dow lndex, Nasdaq Indices, and Riskalyze Indices, which are determined, composed and calculated without regard to Licensee or the Product.  The Companies have no obligation to take the needs of Licensee, or the owners of the Product, or the sponsors or owners of products based on the FTIS Index, Dow Index, Nasdaq Indices or Riskalyze Index into consideration when determining, composing, or calculating the FTIS Index, Dow lndex, Nasdaq Indices, and Riskalyze Index.  The Companies are not responsible for and have not participated in the determination or calculation of the Product.  There is no assurances from the Companies that products based on the FTIS Index, Dow lndex, Nasdaq Indices, or Riskalyze Index will accurately track index performance or provide positive investment returns.  The Companies are not investment advisors.  Inclusion of a security or financial instrument within an index is not a recommendation by the Companies to buy, sell, or hold such security or financial instrument, nor is it considered to be investment advice.

THE COMPANIES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS, COMPLETENESS, AND/OR UNINTERRUPTED CALCULATION OF THE PRODUCT, FTIS INDEX, DOW INDEX, NASDAQ INDICES, RISKALYZE INDEX, OR ANY DATA INCLUDED THEREIN OR ANY COMMUNICATION WITH RESPECT THERETO, INCLUDING, ORAL, WRITTEN, OR ELECTRONIC COMMUNICATIONS.  THE COMPANIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS IN THE PRODUCT, FTIS INDEX, DOW INDEX, NASDAQ INDICES, OR RISKALYZE INDEX.  THE COMPANIES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY OWNERS OF THE PRODUCT OR OF PRODUCTS BASED ON THE FTIS INDEX, DOW INDEX, NASDAQ INDICES, OR RISKALYZE INDEX, OR BY ANY OTHER PERSON OR ENTITY FROM THE USE OF THE FTIS INDEX, DOW INDEX, NASDAQ INDICES, OR RISKALYZE INDEX, OR ANY DATA INCLUDED THEREIN.  THE COMPANIES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE PRODUCT, FTIS INDEX, DOW INDEX, NASDAQ INDICES, RISKALYZE INDEX, OR ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE COMPANIES BE SUBJECT TO ANY DAMAGES OR HAVE ANY LIABILITY FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES OR LOSSES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME, OR GOODWILL, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE.  THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN LICENSEE AND THE COMPANIES.

INVESTMENTS OF THE INDEXED ACCOUNTS – Indices. Each Indexed Account references an index that determines the performance of its associated Indexed Segments. The index is not a fund and is not available as a direct investment. The new Indexed Accounts listed above are based on the performance of the following securities index. The following description is added to your prospectus:

First Trust American Leadership Index. The First Trust American Leadership Index provides exposure to a selection of U.S. stocks, including companies with a history of paying and raising dividends and others more growth-oriented, representing the largest and most actively traded U.S. stocks in the internet industry. Specifically, the First Trust American Leadership Index provides exposure to U.S. companies driving growth and profitability through internet products and services. The level of the First Trust American Leadership Index incorporates an embedded 0.65% annual fee. The fee is not related to the annuity.

RISK FACTORS – Risks of Investing in the Indexed Account. The following paragraph is added to the section that lists risks associated with the currently available indices:

First Trust American Leadership Index: In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.

DISTRIBUTION OF THE CONTRACTS – Compensation Paid to Other Parties. The following paragraph is added to this section:

We pay a fee to First Trust Portfolios L.P. (First Trust) for their licensing and educational support in connection with the First Trust American Leadership Index. This fee is an annual fee of 0.195% of the average daily value of the amount invested in the First Trust American Leadership Indexed Accounts. These payments are not charged directly to Contractowners but are paid from our resources.

ADDITIONAL INFORMATION – Information Incorporated by Reference. This section of the prospectus is deleted and replaced with the following section:

Information Incorporated by Reference
Under the Securities Act of 1933, Lincoln Life has filed with the SEC a registration statement on both Form S-3 and Form N-4 (the “Registration Statement”) relating to the Contracts offered by this prospectus. This prospectus is part of the Registration Statement; it does not contain all the information set forth in the Registration Statement. As described below, and elsewhere in this prospectus, certain documents are or will be incorporated by reference into (i.e., made part of) this prospectus. Any statement contained in a document incorporated by reference into this prospectus in the future will be considered to supplement, change, or replace the existing information set forth in the prospectus, as applicable.

Lincoln Life files reports and other information with the SEC, as required under the Securities Exchange Act of 1934 (“the Exchange Act”). Lincoln Life’s annual report on Form 10-K for the year ended December 31, 2020, as well as Lincoln Life’s quarterly reports filed on Form 10-Q, for the periods ending March 31, 2021, June 30, 2021, and September 30, 2021, respectively, are incorporated by reference into this prospectus. Lincoln Life’s annual reports contain information about Lincoln Life, including its consolidated audited financial statements for Lincoln Life’s latest fiscal year. Lincoln Life files its Exchange Act documents and reports (including annual reports on Form 10-K, quarterly reports on Form 10-Q, and current reports on Form 8-K) electronically with the SEC under File No. 000-55871. In addition, all documents subsequently filed by Lincoln Life pursuant to sections 13(a), 13(c), 14 or 15(d) of the Exchange Act prior to the termination of this offering are also incorporated by reference into this prospectus. We are not incorporating by reference, in any case, any documents or information deemed to have been furnished and not filed in accordance with SEC rules.

Please retain this supplement for future reference.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

Lincoln Level Advantage® B Class
Lincoln Level Advantage® Advisory Class

Supplement dated February 8, 2022, to the Prospectus

This supplement to your Lincoln Level Advantage® variable and index-linked annuity prospectus describes the addition of new investment options. It is for informational purposes and requires no action on your part. All other provisions of your prospectus not discussed in this supplement remain unchanged.

The following Indexed Accounts will be available to new contractowners beginning February 22, 2022:

1-Year Performance Cap Indexed Account with Protection Level
•	First Trust American Leadership Cap, 15% Protection
6-Year Performance Cap Indexed Account with Protection Level
•	First Trust American Leadership Cap, 10% Protection
•	First Trust American Leadership Cap, 20% Protection
1-Year Performance Trigger Rate Indexed Account with Protection Level
•	First Trust American Leadership Performance Trigger, 10% Protection

*The First Trust American Leadership IndexTM (“FTIS Index”) is a product of and owned by FT Indexing Solutions LLC (“FTIS”).  FIRST TRUST® and FIRST TRUST AMERICAN LEADERSHIP INDEXTM are trademarks of First Trust Portfolios L.P. (collectively, with FTIS and their respective affiliates, “First Trust”).  The foregoing index and trademarks have been licensed for use for certain purposes by Licensee in connection with the Product.

The Dow Jones Internet Composite IndexTM (“Dow Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by FTIS and Licensee.  S&P® is a trademark of Standard & Poor’s Financial Service LLC.  DOW JONES® and DOW JONES INTERNET COMPOSITE INDEX are trademarks of Dow Jones Trademark Holdings LLC (“Dow Jones”).  The foregoing trademarks have been licensed for use by SPDJI and have been sublicensed for use for certain purposes by FTIS and Licensee in connection with the FTIS Index and the Product.

The Nasdaq U.S. Rising Dividend Achievers IndexTM and Nasdaq Technology Dividend IndexTM are products of Nasdaq, Inc. (which with its affiliates is referred to as the “Nasdaq”).  NASDAQ®, NASDAQ U.S. RISING DIVIDEND ACHIEVERS INDEX, and NASDAQ TECHNOLOGY DIVIDEND INDEX are trademarks of Nasdaq. The foregoing indices (collectively, the “Nasdaq Indices”) and trademarks have been licensed for use for certain purposes by FTIS and Licensee in connection with the FTIS Index and the Product.

The Nasdaq Riskalyze U.S. Large Cap Select Dividend IndexTM (“Riskalyze Index”) is a product of Riskalyze, Inc. (“Riskalyze”).  RISKALYZE® and NASDAQ RISKALYZE U.S. LARGE CAP SELECT DIVIDEND INDEX are trademarks of Riskalyze.  NASDAQ® is a trademark of Nasdaq, Inc.  The foregoing index and trademarks have been licensed for use for certain purposes by FTIS and Licensee in connection with the FTIS Index and the Product.

The Product is not issued, sponsored, endorsed, sold, recommended, or promoted by First Trust, SPDJI, Dow Jones, Nasdaq, Riskalyze, or their respective affiliates (collectively, the “Companies”).  The Companies have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to the Product.   The Companies make no representation or warranty, express or implied, to the owners of any product based on the FTIS Index, Dow Index, Nasdaq Indices, or Riskalyze Index, or to any member of the public regarding the advisability of investing in securities generally or in products based on the FTIS Index, Dow Index, Nasdaq Indices, or Riskalyze Index particularly, or the ability of the FTIS Index, Dow Index, Nasdaq Indices, or Riskalyze Index to track general stock market performance.  The Companies’ only relationship to Licensee is in the licensing of the certain trademarks, trade names, and service marks and the use of the FTIS Index, Dow lndex, Nasdaq Indices, and Riskalyze Indices, which are determined, composed and calculated without regard to Licensee or the Product.  The Companies have no obligation to take the needs of Licensee, or the owners of the Product, or the sponsors or owners of products based on the FTIS Index, Dow Index, Nasdaq Indices or Riskalyze Index into consideration when determining, composing, or calculating the FTIS Index, Dow lndex, Nasdaq Indices, and Riskalyze Index.  The Companies are not responsible for and have not participated in the determination or calculation of the Product.  There is no assurances from the Companies that products based on the FTIS Index, Dow lndex, Nasdaq Indices, or Riskalyze Index will accurately track index performance or provide positive investment returns.  The Companies are not investment advisors.  Inclusion of a security or financial instrument within an index is not a recommendation by the Companies to buy, sell, or hold such security or financial instrument, nor is it considered to be investment advice.

THE COMPANIES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS, COMPLETENESS, AND/OR UNINTERRUPTED CALCULATION OF THE PRODUCT, FTIS INDEX, DOW INDEX, NASDAQ INDICES, RISKALYZE INDEX, OR ANY DATA INCLUDED THEREIN OR ANY COMMUNICATION WITH RESPECT THERETO, INCLUDING, ORAL, WRITTEN, OR ELECTRONIC COMMUNICATIONS.  THE COMPANIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS IN THE PRODUCT, FTIS INDEX, DOW INDEX, NASDAQ INDICES, OR RISKALYZE INDEX.  THE COMPANIES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY OWNERS OF THE PRODUCT OR OF PRODUCTS BASED ON THE FTIS INDEX, DOW INDEX, NASDAQ INDICES, OR RISKALYZE INDEX, OR BY ANY OTHER PERSON OR ENTITY FROM THE USE OF THE FTIS INDEX, DOW INDEX, NASDAQ INDICES, OR RISKALYZE INDEX, OR ANY DATA INCLUDED THEREIN.  THE COMPANIES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE PRODUCT, FTIS INDEX, DOW INDEX, NASDAQ INDICES, RISKALYZE INDEX, OR ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE COMPANIES BE SUBJECT TO ANY DAMAGES OR HAVE ANY LIABILITY FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES OR LOSSES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME, OR GOODWILL, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE.  THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN LICENSEE AND THE COMPANIES.

INVESTMENTS OF THE INDEXED ACCOUNTS – Indices. Each Indexed Account references an index that determines the performance of its associated Indexed Segments. The index is not a fund and is not available as a direct investment. The new Indexed Accounts listed above are based on the performance of the following securities index. The following description is added to your prospectus:

First Trust American Leadership Index. The First Trust American Leadership Index provides exposure to a selection of U.S. stocks, including companies with a history of paying and raising dividends and others more growth-oriented, representing the largest and most actively traded U.S. stocks in the internet industry. Specifically, the First Trust American Leadership Index provides exposure to U.S. companies driving growth and profitability through internet products and services. The level of the First Trust American Leadership Index incorporates an embedded 0.65% annual fee. The fee is not related to the annuity.

RISK FACTORS – Risks of Investing in the Indexed Account. The following paragraph is added to the section that lists risks associated with the currently available indices:

First Trust American Leadership Index: In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.

DISTRIBUTION OF THE CONTRACTS – Compensation Paid to Other Parties. The following paragraph is added to this section:

We pay a fee to First Trust Portfolios L.P. (First Trust) for their licensing and educational support in connection with the First Trust American Leadership Index. This fee is an annual fee of 0.195% of the average daily value of the amount invested in the First Trust American Leadership Indexed Accounts. These payments are not charged directly to Contractowners but are paid from our resources.

ADDITIONAL INFORMATION – Information Incorporated by Reference. This section of the prospectus is deleted and replaced with the following section:

Information Incorporated by Reference
Under the Securities Act of 1933, Lincoln Life has filed with the SEC a registration statement on both Form S-3 and Form N-4 (the “Registration Statement”) relating to the Contracts offered by this prospectus. This prospectus is part of the Registration Statement; it does not contain all the information set forth in the Registration Statement. As described below, and elsewhere in this prospectus, certain documents are or will be incorporated by reference into (i.e., made part of) this prospectus. Any statement contained in a document incorporated by reference into this prospectus in the future will be considered to supplement, change, or replace the existing information set forth in the prospectus, as applicable.

Lincoln Life files reports and other information with the SEC, as required under the Securities Exchange Act of 1934 (“the Exchange Act”). Lincoln Life’s annual report on Form 10-K for the year ended December 31, 2020, as well as Lincoln Life’s quarterly reports filed on Form 10-Q, for the periods ending March 31, 2021, June 30, 2021, and September 30, 2021, respectively, are incorporated by reference into this prospectus. Lincoln Life’s annual reports contain information about Lincoln Life, including its consolidated audited financial statements for Lincoln Life’s latest fiscal year. Lincoln Life files its Exchange Act documents and reports (including annual reports on Form 10-K, quarterly reports on Form 10-Q, and current reports on Form 8-K) electronically with the SEC under File No. 000-55871. In addition, all documents subsequently filed by Lincoln Life pursuant to sections 13(a), 13(c), 14 or 15(d) of the Exchange Act prior to the termination of this offering are also incorporated by reference into this prospectus. We are not incorporating by reference, in any case, any documents or information deemed to have been furnished and not filed in accordance with SEC rules.

Please retain this supplement for future reference.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Variable Annuity Account N

Lincoln Level Advantage® B-Class Indexed Variable Annuity
Lincoln Level Advantage® Advisory Class Indexed Variable Annuity

Supplement dated February 8, 2022

This supplement describes changes to the prospectus for your Lincoln Level Advantage® Indexed Variable Annuity contract. It is for informational purposes and requires no action on your part. All other provisions in your prospectus remain unchanged.

OVERVIEW

Two new Indexed Accounts will be available on new contracts beginning February 22, 2022. One of these accounts offers a 1-year Indexed Term, a 15% Protection Level, and a Performance Cap. The other account offers a 1-Year Indexed Term, a 10% Protection Level, and a Performance Trigger Rate. You can find complete details about all the features of your contract in your prospectus. In addition, several Indexed Accounts, outlined below, will be unavailable for new contracts beginning February 22, 2022.

DESCRIPTION OF CHANGES

The following Indexed Accounts are available for new contractowners beginning February 22, 2022:

1-Year Performance Cap Indexed Account with Protection Level
•	S&P 500® Cap, 15% Protection
1-Year Performance Trigger Rate Indexed Account with Protection Level
•	S&P 500® Performance Trigger, 10% Protection
The following Indexed Accounts are no longer available to new contractowners beginning February 22, 2022:

1-Year Performance Cap Indexed Account with Protection Level
•	S&P 500® Cap, 20% Protection
6-Year Performance Cap Annual Lock Indexed Accounts with Protection Level
•	Annual Lock S&P 500® Cap, 10% Protection
•	Annual Lock Russell 2000® Cap, 10% Protection
•	Annual Lock Capital Strength Net Fee IndexSM Cap, 10% Protection
•	Annual Lock MSCI EAFE Cap, 10% Protection

As a result, the following discussion describes changes that are incorporated into the specified sections of your prospectus.

Special Terms – The following changes are made to the Special Terms section:

The following terms are added:

Crediting Method – The method used in determining the Performance Rate for an Indexed Segment. There are two Crediting Methods: Performance Cap and Performance Trigger Rate.

Performance Trigger Rate –The rate used to determine the Performance Rate for an Indexed Segment at the end of an Indexed Term if there is zero or positive performance.

The following term is revised:

Performance Rate – A rate of return for an Indexed Segment based on the performance of an index over a specified period of time, adjusted for the applicable Protection Level and adjusted by either the Performance Cap or the Performance Trigger Rate, depending on the Indexed Account you choose.

Risk Factors – In addition to those Risk Factors outlined in Risks of Investing in the Indexed Accounts section, the following potential risks are associated with Indexed Accounts with Performance Triggers and are added to the Risks of Investing in the Indexed Accounts section.

1.
Gains in your Indexed Segment are limited by any applicable Performance Trigger Rate. If the performance of the index is zero or positive, a specified rate is used to determine the Segment Maturity Value. The Performance Trigger Rate may be lower than the actual performance of the Index, which means that your return could be lower than if you had invested directly in a fund based on the applicable index. The Performance Trigger Rate applies for the full term on the Indexed Segment. The Performance Trigger Rate may be lower for contracts with the Guarantee of Principal Death Benefit. Performance Trigger Rates for new Segments will be declared 5 business days in advance of the beginning of a Segment.

2.
The available Indexed Accounts with applicable Performance Trigger Rates will vary over time. Before investing in a new Indexed Segment, you should determine exactly what Indexed Account, Protection Levels, and Performance Trigger Rates are available to you. There is no guarantee that an Indexed Account will be available in the future. The Performance Trigger Rate for a new Segment may be lower than the current Rate. You risk the possibility that a declared Performance Trigger Rate may be lower than you would find acceptable, so you should make sure the Segment you select is appropriate for your investment goals.

3.
If we do not receive investment instructions from you by the end of an Indexed Term, we will invest your Segment Maturity Value in a new Indexed Segment with the same term, same Index, and Performance Trigger Rate, if available. The Performance Trigger Rate in effect at the time for new Indexed Segments will apply. If the same type of Indexed Segment is not available, your Segment Maturity Value will be moved to the LVIP PIMCO Low Duration Bond Fund. If your Contract Value has been invested in a new Segment and you wish to withdraw your investment, the Contract Value for that Segment will equal the Interim Value.

The Investments of the Indexed Accounts section is changed as follows:

The following Indexed Accounts are added to the list of available Indexed Accounts, noted as being available to new contracts beginning February 22, 2022:

1-Year Performance Cap Indexed Account with Protection Level
•	S&P 500® Cap, 15% Protection
1-Year Performance Trigger Rate Indexed Account with Protection Level
•	S&P 500® Performance Trigger, 10% Protection
The following Indexed Accounts are removed from the list of available Indexed Accounts, noted as unavailable for new contracts beginning February 22, 2022:

1-Year Performance Cap Indexed Account with Protection Level
•	S&P 500® Cap, 20% Protection
6-Year Performance Cap Annual Lock Indexed Accounts with Protection Level
•	Annual Lock S&P 500® Cap, 10% Protection
•	Annual Lock Russell 2000® Cap, 10% Protection
•	Annual Lock Capital Strength Net Fee IndexSM Cap, 10% Protection
•	Annual Lock MSCI EAFE Cap, 10% Protection

The following section is added immediately after the Indexed Segments with Performance Caps with Annual Locks section:

Performance Trigger Rates – The Performance Trigger Rate is a rate of return for an Index Segment, declared at the beginning of the Indexed Term, that is used to determine the Segment Maturity Value if the index return for the Indexed Term is zero or positive. If the percentage change of the Index Value is greater than or equal to zero on the End Date, the Performance Rate is equal to the Performance Trigger Rate.

The Performance Trigger Rate may vary depending on the Death Benefit option that you select. The Performance Trigger Rate will not change during the Indexed Term.

The initial Performance Trigger Rate applies to the initial Indexed Term. Indexed Segments with a Guarantee of Principal Death Benefit will have lower Performance Trigger Rates than Indexed Segments with the Account Value Death Benefit. The Company will declare, at its discretion, a Performance Trigger Rate for each subsequent Indexed Term.

The Performance Rate is the percentage change in the Index Value from the Start Date to the End Date, adjusted by the Protection Level and subject to the Performance Trigger Rate. The Performance Rate can be positive, negative, or zero. The percentage change in the Index Value is calculated by subtracting the Index Value on the Start Date from the Index Value on the End Date, and the difference is divided by the Index Value on the Start Date. The daily Index Value is posted on the index’s website. If an Index Value is not published for a particular day, we will use the Index Value at the close of the next Valuation Date the index is published.

If the percentage change in the Index Value is less than zero, then the Performance Rate is the lesser of 1) 0%, or 2) the percentage change in the Index Value plus the Protection Level.

The amount credited to or deducted from the Indexed Segment is equal to the Performance Rate multiplied by the Indexed Crediting Base on the End Date. This will be used to determine the Segment Maturity Value as set forth below. The Indexed Crediting Base is the amount that you allocated to the Indexed Segment, less any transfers and withdrawals during the Indexed Term deducted proportionately by the amount that the transfer or withdrawal reduced the Interim Value. Withdrawals include any applicable surrender charge, premium tax or rider charge deductions. If the Performance Rate is positive, the value of your Indexed Segment will increase. If the Performance Rate is negative (after calculation including the Protection Level), the value of your Indexed Segment will be reduced. If the Performance Rate is zero, the value of your Indexed Segment will not change.

The following example assumes a Performance Trigger Rate. The Segment Maturity Value on the End Date is equal to the sum of A and (A multiplied by B) where:

A = the Indexed Crediting Base on the End Date and
B = the Performance Rate.

For example:

Indexed Term Segment Start Date = 3/1/2022
Indexed Account = 1-Year with a 5% Performance Trigger Rate and 10% Protection
Allocation to Indexed Segment = $100,000
Indexed Crediting Base: $100,000

				B		A	= A + (A x B)
Indexed Segment Anniversary	Index % Change	Performance Trigger Rate	Performance Rate		Indexed Crediting Base on the End Date (Prior to Segment Maturity Value calculation)		Segment Maturity Value
3/1/2023	+2%	+5%	+5%		$100,000		$105,000

The Indexed Crediting Base is used only to calculate the performance of Indexed Accounts on the End Date and to calculate the Interim Value. This amount is not available for surrender, withdrawal, transfer, annuitization or as a Death Benefit.

Depending on market conditions, subsequent Performance Trigger Rates may be higher or lower than the initial Performance Trigger Rate. Subsequent Performance Trigger Rates may differ from the Performance Trigger Rate used for new contracts or for other contracts issued at different times. The Company will determine new Performance Trigger Rates on a basis that does not discriminate unfairly within any class of contracts.

The Contracts – Allocation of Purchase Payments – Allocation to Indexed Accounts.  The second paragraph is updated as follows: The rate hold will provide the Performance Cap Rate, Performance Trigger Rate, and Protection Level for your elected Indexed Accounts that were in effect on the date your application was received at the Home Office for any Purchase Payments allocated to the Indexed Accounts that are received within 30 days from that date.

The following information is added to Appendix B of your prospectus.

Interim Value for Indexed Segment(s) with Performance Trigger Rates

The Interim Value of an Indexed Segment is equal to (A), not to exceed the proportional portion of the Performance Trigger Rate if the Index performance is greater than or equal to zero as set forth in (B) where:

(A)	is the sum of (1) and (2), where:
(1)	is the fair value of the Indexed Crediting Base of an Indexed Segment on the Valuation Date the Interim Value is calculated. It is determined for an Indexed Segment as C multiplied by (1+D)-E where:
C = the Indexed Crediting Base of the Indexed Segment on the Valuation Date of the calculation;
D = the Reference Rate;
E = the total days remaining in the Indexed Term divided by 365.
(2)	is the fair value of the replicating portfolio of options, determined solely by Us, on any Valuation Date that the Interim Value is calculated for an Indexed Segment.

(B)	is F multiplied by (1 + (G x H)), where:
F = the Indexed Crediting Base of the Indexed Segment on the Valuation Date of the calculation;
G = 0, if the Index performance on the Valuation Date the Interim Value is calculated is less than 0; or the total number of days elapsed in the Indexed Term divided by the total number of days in the Indexed Term, if the Index performance is greater than or equal to 0;
H = Performance Trigger Rate.
Fair Value of the Indexed Crediting Base. The final paragraph of this section of Appendix B is restated as follows:

The Reference Rate may be reduced by a rate reduction factor, which increases the value of (1) above. This rate reduction factor will vary with each Indexed Account option and will be declared at the same time a Performance Cap or Performance Trigger Rate is declared. Currently, the rate reduction factor does not apply to 1-year Indexed Accounts. This rate reduction factor is available upon request by calling us. State variations may apply. Consult your registered representative.

Fair Value of Replicating Portfolio of Options – The first five paragraphs of this section of Appendix B are restated as follows:

We utilize a fair market value methodology to value the replicating portfolio of options that support this product.

For each Segment, we solely designate and value options, each of which is tied to the performance of the Index associated with the Segment in which you are invested. We use derivatives to provide an estimate of the gain or loss on the Indexed Crediting Base that could have occurred at the end of the Indexed Term. This estimate also reflects the impact of the Performance Cap, Performance Trigger Rate, and Protection Level at the end of the Indexed Term as well as the estimated cost of exiting the replicating options prior to the End Date of a Segment (and the time to Index Anniversaries for Annual Lock Segments). The valuation of the options is based on standard methods for valuing derivatives and based on inputs from third party vendors. The methodology used to value these options is determined solely by us and may vary, higher or lower, from other estimated valuations or the actual selling price of identical derivatives. Any variance between our estimated fair value price and other estimated or actual prices may be different from Segment type to Segment type and may also change from day to day.

The options valued for each Indexed Account type are as follows:
A.	At-the money call option: This represents the market value of the potential to receive an amount equal to the percentage growth in the Index during the Indexed Term.
B.	Out-of-the-money call option: This represents the market value of the potential for gain in excess of the Performance Cap rate.
C.	Out-of-the-money put option: This represents the market value of the potential to receive an amount equal to the excess loss beyond the Protection Level.
D.	Digital option: This represents the market value of the option to provide the Performance Trigger Rate under positive Index returns.
E.	At-the money put option: This represents the market value of the potential to receive an amount equal to the percentage loss of the index during the Indexed Term.
Note: Put option C will always reduce the Interim Value even if the index has increased during the Indexed Term.

For each Segment with no Annual Lock with Performance Cap Rates and Protection Levels, the replicating portfolio of options is equal to: A minus B minus C.

For each Segment with Performance Triggers and Protection Levels, the replicating portfolio of options is equal to: D minus C.

For each Segment with Annual Lock, we designate and value a replicating (derivative) structure which is tied to the compounded performance for each year of the Annual Lock Segment. The market standard model is adjusted by us to account for additional market risks relevant to the Annual Lock Segment.

The following examples are added to the Examples section of Appendix B.

The following examples demonstrate how the Interim Value is calculated in different scenarios for Indexed Segments with Performance Trigger Rates and Protection Levels.

	1 Year	1 Year
Indexed Term length ………………………………………………………….	12 months	12 months
Months since Indexed Term Start Date …………………………………….	7	4
Indexed Crediting Base ………………………………………………………	$1,000	$1,000
Protection Level ……………………………………………………………….	10%	10%
Performance Trigger Rate…………………………………………………..	9.50%	9.50%
Months to End Date …………………………………………………………..	5	8

Change in Index Value is -15%	1 Year	1 Year
1. Fair Value of Indexed Crediting Base …………….……………………	$995	$992
2. Fair Value of Replicating Portfolio of Options…………………………..	$(65)	$(72)
A. Sum of 1 + 2 ……………………………………………………………..	$930	$920
B. Application of pro-rated Performance Trigger Rate …………………..	$1,000	$1,000
Account Interim Value = Minimum of A and B……………………………..	$930	$920

Change in Index Value is -5%	1 Year	1 Year
1. Fair Value of Indexed Crediting Base …………….……………………	$995	$992
2. Fair Value of Replicating Portfolio of Options…………………………..	$5	$(3)
A. Sum of 1 + 2 ……………………………………………………………..	$1,000	$989
B. Application of pro-rated Performance Trigger Rate …………………..	$1,000	$1,000
Account Interim Value = Minimum of A and B……………………………..	$1,000	$989

Change in Index Value is 10%	1 Year	1 Year
1. Fair Value of Indexed Crediting Base …………….……………………	$995	$992
2. Fair Value of Replicating Portfolio of Options…………………………..	$67	$54
A. Sum of 1 + 2 ……………………………………………………………..	$1,062	$1,046
B. Application of pro-rated Performance Trigger Rate …………………..	$1,055	$1,032
Account Interim Value = Minimum of A and B……………………………..	$1,055	$1,032

Change in Index Value is 20%	1 Year	1 Year
1. Fair Value of Indexed Crediting Base …………….……………………	$995	$992
2. Fair Value of Replicating Portfolio of Options…………………………..	$79	$69
A. Sum of 1 + 2 ……………………………………………………………..	$1,074	$1,061
B. Application of pro-rated Performance Trigger Rate …………………..	$1,055	$1,032
Account Interim Value = Minimum of A and B……………………………..	$1,055	$1,032